Restatement of Previously Issued Financial Statements	6 Months Ended
Dec. 31, 2020
Accounting Changes And Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
2.	Restatement of Previously Issued Financial Statements
We previously accounted for outstanding warrants issued in connection with our initial public offering in December 2020 as components of equity rather than as derivative liabilities. In light of the Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) issued by the staff of the SEC issued on dated April 12, 2021 (the “SEC Staff Statement”), the Company’s management further evaluated the warrants under Accounting Standards
Codification 815-40,
Contracts in Entity’s Own Equity
(“ASC 815-40”),
which addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. In the process of evaluating its financial statements the Company also restated its financial statements to classify all Class A Common Stock in temporary equity. In accordance with SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC
480-10-S99,
redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified 1,603,979 shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter provides that currently, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Company restated its financial statements to classify all Class A Common Stock as temporary equity and any related impact, as the threshold in its charter would not change the nature of the underlying shares as redeemable and thus would be required to be disclosed outside of permanent equity.
Based on management’s evaluation, the Audit Committee, in consultation with management, concluded that the Company’s warrants are not indexed to the Company’s common stock in the manner contemplated by ASC
Section 815-40.
As a result, the Company is reclassifying the warrants as derivative liabilities measured at their estimated fair values at the end of each reporting period and recognizing changes in the estimated fair value of the derivative instruments from the prior period should be reported in the Company’s operating results for the current period.
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities, and the reclassification of amounts from permanent equity to temporary equity result in non-cash
financial statement corrections and will have no impact on the Company’s current or previously reported cash position, operating expenses or total operating, investing or financing cash flows.
The following tables summarize the effect of the restatement on each financial statement line items as of the dates, and for the period, indicated:

	December 31, 2020
	As Previously Reported	Adjustments	As Restated
Balance Sheet
Public warrants derivative liability	—	11,040,000	11,040,000
Private warrant derivative liability	—	7,120,000	7,120,000
Total liabilities	12,605,703	18,160,000	30,765,703
Class A Common Stock subject to possible redemption	328,960,210	5,482,790	334,443,000
Allocation of underwriters’ discounts, offering costs and deferred fees to Class A shares	—	(19,258,050)	(19,258,050)
Immediate accretion to redemption amount	—	29,815,050	29,815,050
Total temporary equity	328,960,210	16,039,790	345,000,000
Class A Common Stock	160	(160)	—
Additional paid-in capital	5,097,819	(5,097,819)	—
Accumulated deficit	(98,837)	(29,101,811)	(29,200,648)
Total stockholders’ equity (deficit)	5,000,005	(34,199,790)	(29,199,785)
Statement of Operations
Warrant liability expense	$—	$(794,500)	$(794,500)
Allocated expense for warrant issuance cost	—	(607,898)	(607,898)
Loss before income taxes	(125,110)	(1,402,398)	(1,527,508)
Net loss	(98,837)	(1,402,398)	(1,501,235)
Total comprehensive loss	(98,837)	(1,402,398)	(1,501,235)
Class A Common stock weighted-average shares outstanding	3,153,300	17,250	3,170,550
Class F Common stock weighted-average shares outstanding	11,395,997	61,669	11,457,666
Class A Common stock — basic and diluted	(0.00)	(2.14)	(2.14)
Class F Common Stock — basic and diluted	(0.01)	(2.13)	(2.14)
Statement of Cash Flows
Net loss	$(98,837)	$(1,402,398)	$(1,501,235)
Issuance costs related to warrant liability	—	607,898	607,898
Changes in fair value warrants derivative liability	—	794,500	794,500

	December 15, 2020
	As Previously Reported	Adjustments	As Restated
Balance Sheet
Public warrants derivative liability	—	10,557,000	10,557,000
Private warrant derivative liability	—	6,808,500	6,808,500
Total liabilities	12,518,853	17,365,500	29,884,353
Class A Common Stock subject to possible redemption	329,155,110	5,287,890	334,443,000
Allocation of underwriters’ discounts, offering costs and deferred fees to Class A shares	—	(19,106,888)	(19,106,888)
Immediate accretion to redemption amount	—	29,663,888	29,663,888
Total temporary equity	329,155,110	15,844,890	345,000,000
Class A Common Stock	158	(158)	—
Additional paid-in capital	5,058,855	(5,058,855)	—
Accumulated deficit	(59,873)	(28,151,377)	(28,211,250)
Total stockholders’ equity (deficit)	5,000,003	(33,210,390)	(28,210,387)